LEASE LIABILITIES - Disclosure for maturity of lease liability on contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 1,550	$ 0
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	240	0
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	724	0
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 586	$ 0